Related Parties - Summary of Guarantees Provided To Related Parties (Details) € in Millions, ₩ in Millions, ر.ع. in Millions, ر.س in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 SAR (ر.س)		Dec. 31, 2025 MXN ($)		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 OMR (ر.ع.)		Dec. 31, 2025 EUR (€)
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[1]	Korea South-East Power Co., Ltd.	[1]	Korea South-East Power Co., Ltd.	[1]	Korea South-East Power Co., Ltd.	[1]	Korea South-East Power Co., Ltd.	[1]	Korea South-East Power Co., Ltd.	[1]
Name of Principal obligor	Santiago Solar Power SpA	[1]	Santiago Solar Power SpA	[1]	Santiago Solar Power SpA	[1]	Santiago Solar Power SpA	[1]	Santiago Solar Power SpA	[1]	Santiago Solar Power SpA	[1]
Performance guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company
Amount of guarantees | $	$ 11,000
Name of Guarantee	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.
Performance guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | $	$ 1,387
Name of Guarantee	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Performance guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company		Rabigh Electricity Company
Amount of guarantees | ر.س			ر.س 4,151
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank		Hana Bank		Hana Bank		Hana Bank
Certification of payment on L/C
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC
Amount of guarantees | $	$ 44,350
Name of Guarantee	SMBC Singapore and others		SMBC Singapore and others		SMBC Singapore and others		SMBC Singapore and others		SMBC Singapore and others		SMBC Singapore and others
Performance guarantees and others 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Barakah One Company		Barakah One Company		Barakah One Company		Barakah One Company		Barakah One Company		Barakah One Company
Amount of guarantees | $	$ 3,876,233
Name of Guarantee	FAB and others		FAB and others		FAB and others		FAB and others		FAB and others		FAB and others
Performance guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]	Korea Electric Power Corporation	[2]
Name of Principal obligor	RE Holiday Holdings LLC	[2]	RE Holiday Holdings LLC	[2]	RE Holiday Holdings LLC	[2]	RE Holiday Holdings LLC	[2]	RE Holiday Holdings LLC	[2]	RE Holiday Holdings LLC	[2]
Amount of guarantees | $	$ 203,981	[2]
Name of Guarantee	EFS Renewables Holdings, LLC, CA-CIB and others	[2]	EFS Renewables Holdings, LLC, CA-CIB and others	[2]	EFS Renewables Holdings, LLC, CA-CIB and others	[2]	EFS Renewables Holdings, LLC, CA-CIB and others	[2]	EFS Renewables Holdings, LLC, CA-CIB and others	[2]	EFS Renewables Holdings, LLC, CA-CIB and others	[2]
Performance guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC
Amount of guarantees | $	$ 106,873
Name of Guarantee	EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC		EFS Renewables Holdings, LLC
Certification of payment on LC 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.		Shuweihat Asia Power Investment B.V.
Amount of guarantees | $	$ 9,800
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank		Hana Bank		Hana Bank		Hana Bank
Certification of payment on LC 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company		Amman Asia Electric Power Company
Amount of guarantees | $	$ 13,200
Name of Guarantee	Hana Bank		Hana Bank		Hana Bank		Hana Bank		Hana Bank		Hana Bank
Other performance guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.
Amount of guarantees | $	$ 1,165
Name of Guarantee	CENACE		CENACE		CENACE		CENACE		CENACE		CENACE
Other performance guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.		Horus Solar, S.A. de C.V.
Amount of guarantees | $					$ 14,843
Name of Guarantee	CENACE and others		CENACE and others		CENACE and others		CENACE and others		CENACE and others		CENACE and others
Other performance guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.		Recursos Solares PV de Mexico II, S.A. de C.V.
Amount of guarantees | $					$ 1,518
Name of Guarantee	SEMARNAT		SEMARNAT		SEMARNAT		SEMARNAT		SEMARNAT		SEMARNAT
Other performance guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.
Amount of guarantees | $	$ 9,078
Name of Guarantee	CFE Transmission		CFE Transmission		CFE Transmission		CFE Transmission		CFE Transmission		CFE Transmission
Other performance guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.		Sunmex Renovables, S.A. de C.V.
Amount of guarantees | $					$ 4,929
Name of Guarantee	CFE Transmissionand others		CFE Transmissionand others		CFE Transmissionand others		CFE Transmissionand others		CFE Transmissionand others		CFE Transmissionand others
Performance guarantees 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited		International Offshore Power Transmission Holding Company Limited
Amount of guarantees | $	$ 52,500
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank
Other performance guarantees 6
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 7,000
Name of Guarantee	Credit Agricole		Credit Agricole		Credit Agricole		Credit Agricole		Credit Agricole		Credit Agricole
Other Performance Guarantees 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	KEPCO for Power Company		KEPCO for Power Company		KEPCO for Power Company		KEPCO for Power Company		KEPCO for Power Company		KEPCO for Power Company
Amount of guarantees | $	$ 70,000
Name of Guarantee	SMBC Seoul		SMBC Seoul		SMBC Seoul		SMBC Seoul		SMBC Seoul		SMBC Seoul
Debt guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Remal Energy Company		Remal Energy Company		Remal Energy Company		Remal Energy Company		Remal Energy Company		Remal Energy Company
Amount of guarantees | $	$ 146,400
Name of Guarantee	DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)
Debt guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Principal obligor	Naseem Energy Company		Naseem Energy Company		Naseem Energy Company		Naseem Energy Company		Naseem Energy Company		Naseem Energy Company
Amount of guarantees | $	$ 146,400
Name of Guarantee	DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)		DBS BANK Ltd. (Hong Kong)
Collateralized money invested 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.
Amount of guarantees							₩ 28,202
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 1
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]	Korea Western Power Co., Ltd.	[4]
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]	Dongducheon Dream Power Co., Ltd.	[4]
Amount of guarantees							₩ 53,233	[4]
Name of Guarantee	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]	Kookmin Bank and others	[4]
Debt guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 18,200
Name of Guarantee	HY western 1st co., Ltd		HY western 1st co., Ltd		HY western 1st co., Ltd		HY western 1st co., Ltd		HY western 1st co., Ltd		HY western 1st co., Ltd
Collateralized money invested 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	PT.Mutiara Jawa		PT.Mutiara Jawa		PT.Mutiara Jawa		PT.Mutiara Jawa		PT.Mutiara Jawa		PT.Mutiara Jawa
Amount of guarantees							₩ 0
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank		Woori Bank		Woori Bank		Woori Bank
Performance guarantees and others 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Amount of guarantees | ر.س			ر.س 11,200
Name of Guarantee	National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait		National Bank of Kuwait
Collateralized money invested 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees							₩ 72,509
Name of Guarantee	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank		Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Impounding bonus guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 5,000	[5]
Name of Guarantee	SK Eco Plant Co., Ltd.	[5]	SK Eco Plant Co., Ltd.	[5]	SK Eco Plant Co., Ltd.	[5]	SK Eco Plant Co., Ltd.	[5]	SK Eco Plant Co., Ltd.	[5]	SK Eco Plant Co., Ltd.	[5]
Collateralized money invested 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.		Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Amount of guarantees							₩ 194
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Guarantees for supplemental funding 2
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.
Amount of guarantees							₩ 72,000
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 8
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.		Haemodum Solar Co., Ltd.
Amount of guarantees							₩ 2,940
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 9
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.		Seoroseoro Sunny Power Plant Co., Ltd.
Amount of guarantees							₩ 706
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 10
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.		Muan Solar Park Co., Ltd.
Amount of guarantees							₩ 4,400
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 11
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.		YuDang Solar Co., Ltd.
Amount of guarantees							₩ 360
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 12
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.		Anjwa Smart Farm & Solar City Co., Ltd.
Amount of guarantees							₩ 5,651
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 13
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.		Hapcheon Floating Photovoltaic Power Plant Inc.
Amount of guarantees							₩ 7,512
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Collateralized money invested 14
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.		Yeongwol Eco Wind Co., Ltd.
Amount of guarantees							₩ 3,089
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 15
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.		Gurae Resident Power Co., Ltd.
Amount of guarantees							₩ 386
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 16
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.		Gunsan Land Solar Co., Ltd.
Amount of guarantees							₩ 19,091
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 17
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.		Seobusambo highway photovoltaics Co., Ltd.
Amount of guarantees							₩ 3,020
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 18
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.		Eumseong Eco Park Co., Ltd.
Amount of guarantees							₩ 5,741
Name of Guarantee	Kyobo Life Insurance Co., Ltd.and others		Kyobo Life Insurance Co., Ltd.and others		Kyobo Life Insurance Co., Ltd.and others		Kyobo Life Insurance Co., Ltd.and others		Kyobo Life Insurance Co., Ltd.and others		Kyobo Life Insurance Co., Ltd.and others
Loan payment guarantee
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Wadi Noor Solar Power Company		Wadi Noor Solar Power Company		Wadi Noor Solar Power Company		Wadi Noor Solar Power Company		Wadi Noor Solar Power Company		Wadi Noor Solar Power Company
Amount of guarantees | $	$ 54,855
Name of Guarantee	DBS Bank		DBS Bank		DBS Bank		DBS Bank		DBS Bank		DBS Bank
Loan payment guarantee 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	EDFR KOWEPO AJBAN HOLDING LIMITED		EDFR KOWEPO AJBAN HOLDING LIMITED		EDFR KOWEPO AJBAN HOLDING LIMITED		EDFR KOWEPO AJBAN HOLDING LIMITED		EDFR KOWEPO AJBAN HOLDING LIMITED		EDFR KOWEPO AJBAN HOLDING LIMITED
Amount of guarantees | $	$ 57,090
Name of Guarantee	First Abu Dhabi Bank		First Abu Dhabi Bank		First Abu Dhabi Bank		First Abu Dhabi Bank		First Abu Dhabi Bank		First Abu Dhabi Bank
Collateralized money invested 19
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation		PungBack Wind Farm Corporation
Amount of guarantees							₩ 7,885
Name of Guarantee	Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others
Collateralized money invested 20
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Principal obligor	Taean Haetdeulwon Solar Co., Ltd.		Taean Haetdeulwon Solar Co., Ltd.		Taean Haetdeulwon Solar Co., Ltd.		Taean Haetdeulwon Solar Co., Ltd.		Taean Haetdeulwon Solar Co., Ltd.		Taean Haetdeulwon Solar Co., Ltd.
Amount of guarantees							₩ 7,992
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 3
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Performance guarantees 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]	Korea East-West Power Co., Ltd.	[6]
Name of Principal obligor	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]	South Jamaica Power Company Limited	[6]
Amount of guarantees | $	$ 14,400	[6]
Name of Guarantee	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]	Hana Bank	[6]
Guarantees for supplemental funding 4
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Guarantees for supplemental funding 5
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Guarantees for supplemental funding 6
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 0	[3]
Name of Guarantee	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]	Sumitomo mitsui banking and others	[3]
Guarantees for supplemental funding 7
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 21
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.
Amount of guarantees							₩ 14,565
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 22
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.
Amount of guarantees							₩ 36,703
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 8
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 23
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.
Amount of guarantees							₩ 4,898
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Guarantees for supplemental funding 9
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 24
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.
Amount of guarantees							₩ 286,796
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 25
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.
Amount of guarantees							₩ 3,835
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 26
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0
Collateralized money invested 27
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.
Amount of guarantees							₩ 21,755
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 28
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.
Amount of guarantees							₩ 26,456
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 10
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 29
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 98,221
Name of Guarantee	MUFG and others		MUFG and others		MUFG and others		MUFG and others		MUFG and others		MUFG and others
Other guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[7]	Korea East-West Power Co., Ltd.	[7]	Korea East-West Power Co., Ltd.	[7]	Korea East-West Power Co., Ltd.	[7]	Korea East-West Power Co., Ltd.	[7]	Korea East-West Power Co., Ltd.	[7]
Name of Principal obligor	PT. Tanjung Power Indonesia	[7]	PT. Tanjung Power Indonesia	[7]	PT. Tanjung Power Indonesia	[7]	PT. Tanjung Power Indonesia	[7]	PT. Tanjung Power Indonesia	[7]	PT. Tanjung Power Indonesia	[7]
Amount of guarantees | $	$ 3,150	[7]
Name of Guarantee	PT. Adaro Indonesia	[7]	PT. Adaro Indonesia	[7]	PT. Adaro Indonesia	[7]	PT. Adaro Indonesia	[7]	PT. Adaro Indonesia	[7]	PT. Adaro Indonesia	[7]
Guarantees for supplemental funding 11
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 30
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 48,675
Name of Guarantee	JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others		JCSD Trustee Services Limited and others
Performance guarantees 8
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0
Collateralized money invested 31
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Cheongju Eco Park Co., Ltd.	[8]	Cheongju Eco Park Co., Ltd.	[8]	Cheongju Eco Park Co., Ltd.	[8]	Cheongju Eco Park Co., Ltd.	[8]	Cheongju Eco Park Co., Ltd.	[8]	Cheongju Eco Park Co., Ltd.	[8]
Amount of guarantees							₩ 11,017
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 32
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.		Busan Industrial Solar Power Co., Ltd.
Amount of guarantees							₩ 1,351
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 33
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.		Yangyang Wind Power Co., Ltd.
Amount of guarantees							₩ 15,131
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 34
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 35
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.		Goheung New Energy Co., Ltd.
Amount of guarantees							₩ 5,572
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Collateralized money invested 36
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.		Yanggu Floating Photovoltaic Power Plant Inc.
Amount of guarantees							₩ 851
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank
Guarantees for supplemental funding 12
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 37
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.		Hoenggye Renewable Energy Co., Ltd.
Amount of guarantees							₩ 2,375
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 38
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 39
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Kumyang Eco Park Co., Ltd.		Kumyang Eco Park Co., Ltd.		Kumyang Eco Park Co., Ltd.		Kumyang Eco Park Co., Ltd.		Kumyang Eco Park Co., Ltd.		Kumyang Eco Park Co., Ltd.
Amount of guarantees							₩ 6,874
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Guarantees for supplemental funding 13
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 40
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 18
Name of Guarantee	First Abu Dhabi Bank PJSC		First Abu Dhabi Bank PJSC		First Abu Dhabi Bank PJSC		First Abu Dhabi Bank PJSC		First Abu Dhabi Bank PJSC		First Abu Dhabi Bank PJSC
Collateralized money invested 41
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	KPE Green Energy Co., Ltd.		KPE Green Energy Co., Ltd.		KPE Green Energy Co., Ltd.		KPE Green Energy Co., Ltd.		KPE Green Energy Co., Ltd.		KPE Green Energy Co., Ltd.
Amount of guarantees							₩ 9,096
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Guarantees for supplemental funding 14
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 42
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.
Amount of guarantees							₩ 29,258
Name of Guarantee	KDB Capital Corp. and others		KDB Capital Corp. and others		KDB Capital Corp. and others		KDB Capital Corp. and others		KDB Capital Corp. and others		KDB Capital Corp. and others
Collateralized money invested 43
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.		Bitsolar Energy Co., Ltd.
Amount of guarantees							₩ 0
Name of Guarantee	Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others		Mirae Asset Life Insurance Co., Ltd. and others
Collateralized money invested 44
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Principal obligor	Jeju Bukchon BES Power Co., Ltd.	[9]	Jeju Bukchon BES Power Co., Ltd.	[9]	Jeju Bukchon BES Power Co., Ltd.	[9]	Jeju Bukchon BES Power Co., Ltd.	[9]	Jeju Bukchon BES Power Co., Ltd.	[9]	Jeju Bukchon BES Power Co., Ltd.	[9]
Amount of guarantees							₩ 2,480
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Performance guarantees 9
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees | $	$ 26,520
Name of Guarantee	Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG		Hana Bank, MUFG
Performance guarantees 10
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 1,800	[10]
Name of Guarantee	Shinhan Bank	[10]	Shinhan Bank	[10]	Shinhan Bank	[10]	Shinhan Bank	[10]	Shinhan Bank	[10]	Shinhan Bank	[10]
Payment guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 11,707	[11]
Name of Guarantee	Hana Bank	[11]	Hana Bank	[11]	Hana Bank	[11]	Hana Bank	[11]	Hana Bank	[11]	Hana Bank	[11]
Performance guarantees 11
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0
Payment guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]	Korea Southern Power Co., Ltd.	[12]
Name of Principal obligor	Daehan Wind Power PSC	[12]	Daehan Wind Power PSC	[12]	Daehan Wind Power PSC	[12]	Daehan Wind Power PSC	[12]	Daehan Wind Power PSC	[12]	Daehan Wind Power PSC	[12]
Amount of guarantees | $	$ 2,000	[12]
Name of Guarantee	Hana Bank	[12]	Hana Bank	[12]	Hana Bank	[12]	Hana Bank	[12]	Hana Bank	[12]	Hana Bank	[12]
Collateralized money invested 45
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.
Amount of guarantees							₩ 34,475
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 46
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Amount of guarantees							₩ 31,119
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Performance guarantees 12
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[13]
Name of Guarantee	HC elementary materials		HC elementary materials		HC elementary materials		HC elementary materials		HC elementary materials		HC elementary materials
Collateralized money invested 47
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 25,095
Name of Guarantee	Standard Chartered		Standard Chartered		Standard Chartered		Standard Chartered		Standard Chartered		Standard Chartered
Payment guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[14],[15]	Korea Southern Power Co., Ltd.	[14],[15]	Korea Southern Power Co., Ltd.	[14],[15]	Korea Southern Power Co., Ltd.	[14],[15]	Korea Southern Power Co., Ltd.	[14],[15]	Korea Southern Power Co., Ltd.	[14],[15]
Name of Principal obligor	Samcheok Eco Materials Co., Ltd.	[14],[15]	Samcheok Eco Materials Co., Ltd.	[14],[15]	Samcheok Eco Materials Co., Ltd.	[14],[15]	Samcheok Eco Materials Co., Ltd.	[14],[15]	Samcheok Eco Materials Co., Ltd.	[14],[15]	Samcheok Eco Materials Co., Ltd.	[14],[15]
Amount of guarantees							₩ 0	[14],[15]
Name of Guarantee	KIS SF the 22nd Co., Ltd.	[14],[15]	KIS SF the 22nd Co., Ltd.	[14],[15]	KIS SF the 22nd Co., Ltd.	[14],[15]	KIS SF the 22nd Co., Ltd.	[14],[15]	KIS SF the 22nd Co., Ltd.	[14],[15]	KIS SF the 22nd Co., Ltd.	[14],[15]
Performance guarantees 13
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0
Collateralized money invested 48
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Amount of guarantees							₩ 12,851
Name of Guarantee	Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others		Woori Bank, Shinhan Bank and others
Collateralized money invested 49
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.		Taebaek Guinemi Wind Power Co., Ltd.
Amount of guarantees							₩ 14,878
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Performance Guarantees And Guarantees For Supplemental Funding 1
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Guarantees for supplemental funding 15
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 50
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.		Solaseado Solar Power Co., Ltd.
Amount of guarantees							₩ 19,781
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized money invested 51
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.		Naepo Green Energy Co., Ltd.
Amount of guarantees							₩ 59,242
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 52
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.		Omisan Wind Power Co., Ltd.
Amount of guarantees							₩ 12,204
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Guarantees for supplemental funding 16
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Heungkuk Asset Management	[3]	Heungkuk Asset Management	[3]	Heungkuk Asset Management	[3]	Heungkuk Asset Management	[3]	Heungkuk Asset Management	[3]	Heungkuk Asset Management	[3]
Collateralized money invested 53
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.		Geumsungsan Wind Power Co., Ltd.
Amount of guarantees							₩ 7,538
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Guarantees for supplemental funding 17
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 54
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	HORANG ENERGY Inc.		HORANG ENERGY Inc.		HORANG ENERGY Inc.		HORANG ENERGY Inc.		HORANG ENERGY Inc.		HORANG ENERGY Inc.
Amount of guarantees							₩ 4,209
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Guarantees for supplemental funding 18
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Payment guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Rutile BESS. LLC		Rutile BESS. LLC		Rutile BESS. LLC		Rutile BESS. LLC		Rutile BESS. LLC		Rutile BESS. LLC
Amount of guarantees | $	$ 13,000
Name of Guarantee	Nonghyup Bank, JP Morgan Chase Bank		Nonghyup Bank, JP Morgan Chase Bank		Nonghyup Bank, JP Morgan Chase Bank		Nonghyup Bank, JP Morgan Chase Bank		Nonghyup Bank, JP Morgan Chase Bank		Nonghyup Bank, JP Morgan Chase Bank
Collateralized money invested 55
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.		Haman Green Energy Co., Ltd.
Amount of guarantees							₩ 5,776
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 56
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.		Jeongeup Green Power Co., Ltd.
Amount of guarantees							₩ 6,724
Name of Guarantee	Mirae Asset Securities Co., Ltd.		Mirae Asset Securities Co., Ltd.		Mirae Asset Securities Co., Ltd.		Mirae Asset Securities Co., Ltd.		Mirae Asset Securities Co., Ltd.		Mirae Asset Securities Co., Ltd.
Collateralized money invested 57
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	HyChangwon Fuel Cell. Co., Ltd.		HyChangwon Fuel Cell. Co., Ltd.		HyChangwon Fuel Cell. Co., Ltd.		HyChangwon Fuel Cell. Co., Ltd.		HyChangwon Fuel Cell. Co., Ltd.		HyChangwon Fuel Cell. Co., Ltd.
Amount of guarantees							₩ 8,643
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Collateralized money invested 58
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Roof One Energy Co., Ltd.		Roof One Energy Co., Ltd.		Roof One Energy Co., Ltd.		Roof One Energy Co., Ltd.		Roof One Energy Co., Ltd.		Roof One Energy Co., Ltd.
Amount of guarantees							₩ 1,933
Name of Guarantee	Woori Bank		Woori Bank		Woori Bank		Woori Bank		Woori Bank		Woori Bank
Collateralized money invested 59
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Namjeju Bitdream Energy Co., Ltd.		Namjeju Bitdream Energy Co., Ltd.		Namjeju Bitdream Energy Co., Ltd.		Namjeju Bitdream Energy Co., Ltd.		Namjeju Bitdream Energy Co., Ltd.		Namjeju Bitdream Energy Co., Ltd.
Amount of guarantees							₩ 5,260
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Collateralized money invested 60
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Cheonwang Green Energy Co., Ltd.		Cheonwang Green Energy Co., Ltd.		Cheonwang Green Energy Co., Ltd.		Cheonwang Green Energy Co., Ltd.		Cheonwang Green Energy Co., Ltd.		Cheonwang Green Energy Co., Ltd.
Amount of guarantees							₩ 494
Name of Guarantee	Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others
Collateralized money invested 61
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Principal obligor	Haetbyeotgil Sunlight Co., Ltd.		Haetbyeotgil Sunlight Co., Ltd.		Haetbyeotgil Sunlight Co., Ltd.		Haetbyeotgil Sunlight Co., Ltd.		Haetbyeotgil Sunlight Co., Ltd.		Haetbyeotgil Sunlight Co., Ltd.
Amount of guarantees							₩ 732
Name of Guarantee	Kyobo Life Insurance Co., Ltd.		Kyobo Life Insurance Co., Ltd.		Kyobo Life Insurance Co., Ltd.		Kyobo Life Insurance Co., Ltd.		Kyobo Life Insurance Co., Ltd.		Kyobo Life Insurance Co., Ltd.
Collateralized money invested 62
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees							₩ 153,294
Name of Guarantee	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Debt guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power
Amount of guarantees | $	$ 4,253
Name of Guarantee	PT. Bank KB Bukopin		PT. Bank KB Bukopin		PT. Bank KB Bukopin		PT. Bank KB Bukopin		PT. Bank KB Bukopin		PT. Bank KB Bukopin
Debt guarantees 4
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power
Amount of guarantees | $	$ 3,795
Name of Guarantee	Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank		Mizuho Bank
Guarantees for supplemental funding 19
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Collateralized money invested 63
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA		Chester Solar I SpA
Amount of guarantees							₩ 3,417
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 64
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA		Chester Solar IV SpA
Amount of guarantees							₩ 5,349
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 65
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA		Chester Solar V SpA
Amount of guarantees							₩ 756
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 66
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA		Diego de Almagro Solar SpA
Amount of guarantees							₩ 4,920
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 67
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA		KOSPO Chile SpA
Name of Principal obligor	Laurel SpA		Laurel SpA		Laurel SpA		Laurel SpA		Laurel SpA		Laurel SpA
Amount of guarantees							₩ 3,092
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 68
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.		YeongGwang Yaksu Wind Electric Co., Ltd.
Amount of guarantees							₩ 61
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others		IBK and others		IBK and others
Guarantees for supplemental funding 20
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Payment Guarantees 5
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]
Name of Principal obligor	KAS INVESTMENT I LLC	[16]	KAS INVESTMENT I LLC	[16]	KAS INVESTMENT I LLC	[16]	KAS INVESTMENT I LLC	[16]	KAS INVESTMENT I LLC	[16]	KAS INVESTMENT I LLC	[16]
Amount of guarantees | $	$ 9,770	[16]
Name of Guarantee	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]
Collateralized money invested 69
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.
Amount of guarantees							₩ 86,549
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 71
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.		Green Energy Electricity Generation Co., Ltd.
Amount of guarantees							₩ 230
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 72
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.		Gwangbaek Solar Power Investment Co., Ltd.
Amount of guarantees							₩ 5,236
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Collateralized money invested 73
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.		Yaksu ESS Co., Ltd.
Amount of guarantees							₩ 31
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 74
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.		Muan Sunshine Solar Power Plant Co., Ltd.
Amount of guarantees							₩ 2,778
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 75
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.		Goesan Solar park Co., Ltd.
Amount of guarantees							₩ 2,926
Name of Guarantee	IBK		IBK		IBK		IBK		IBK		IBK
Collateralized money invested 76
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.		Bitgoel Eco Energy Co., Ltd.
Amount of guarantees							₩ 7,672
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 77
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.		Energyco Co., Ltd.
Amount of guarantees							₩ 2,629
Name of Guarantee	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Guarantees for supplemental funding and others 1
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 76,800	[3],[17]
Name of Guarantee	UniCredit Bulbank and others	[3],[17]	UniCredit Bulbank and others	[3],[17]	UniCredit Bulbank and others	[3],[17]	UniCredit Bulbank and others	[3],[17]	UniCredit Bulbank and others	[3],[17]	UniCredit Bulbank and others	[3],[17]
Collateralized money invested 78
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.		Dongbu Highway Solar Co., Ltd.
Amount of guarantees							₩ 523
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Collateralized money invested 79
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.		Seobu Highway Solar Co., Ltd.
Amount of guarantees							₩ 683
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Collateralized money invested 80
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II		Yeongyang Wind Power Corporation II
Amount of guarantees							₩ 13,406
Name of Guarantee	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Collateralized money invested 81
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.		Haeparang Energy Co., Ltd.
Amount of guarantees							₩ 2,714
Name of Guarantee	Templeton Hana Asset		Templeton Hana Asset		Templeton Hana Asset		Templeton Hana Asset		Templeton Hana Asset		Templeton Hana Asset
Collateralized money invested 82
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.		Saemangeum Sebit Power Plant Co., Ltd.
Amount of guarantees							₩ 28,114
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 83
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.		Yeomsubong Wind Power Co., Ltd.
Amount of guarantees							₩ 325
Name of Guarantee	Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank		Korea Development Bank
Collateralized money invested 84
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Commerce and Industry Energy Co., Ltd.		Commerce and Industry Energy Co., Ltd.		Commerce and Industry Energy Co., Ltd.		Commerce and Industry Energy Co., Ltd.		Commerce and Industry Energy Co., Ltd.		Commerce and Industry Energy Co., Ltd.
Amount of guarantees							₩ 498
Name of Guarantee	IBK and others		IBK and others		IBK and others		IBK and others		IBK and others		IBK and others
Collateralized money invested 85
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[18],[19]	Korea South-East Power Co., Ltd.	[18],[19]	Korea South-East Power Co., Ltd.	[18],[19]	Korea South-East Power Co., Ltd.	[18],[19]	Korea South-East Power Co., Ltd.	[18],[19]	Korea South-East Power Co., Ltd.	[18],[19]
Name of Principal obligor	Boim Combined Heat and Power Generation Co., Ltd.	[18],[19]	Boim Combined Heat and Power Generation Co., Ltd.	[18],[19]	Boim Combined Heat and Power Generation Co., Ltd.	[18],[19]	Boim Combined Heat and Power Generation Co., Ltd.	[18],[19]	Boim Combined Heat and Power Generation Co., Ltd.	[18],[19]	Boim Combined Heat and Power Generation Co., Ltd.	[18],[19]
Amount of guarantees							₩ 0	[18],[19]
Name of Guarantee	IBK	[18],[19]	IBK	[18],[19]	IBK	[18],[19]	IBK	[18],[19]	IBK	[18],[19]	IBK	[18],[19]
Collateralized money invested 86
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	RES Technology AD	[19]	RES Technology AD	[19]	RES Technology AD	[19]	RES Technology AD	[19]	RES Technology AD	[19]	RES Technology AD	[19]
Amount of guarantees | €											€ 7,210	[19]
Name of Guarantee	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]
Collateralized money invested 87
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	ASM-BG Investicii AD	[19]	ASM-BG Investicii AD	[19]	ASM-BG Investicii AD	[19]	ASM-BG Investicii AD	[19]	ASM-BG Investicii AD	[19]	ASM-BG Investicii AD	[19]
Amount of guarantees | €											€ 5,735	[19]
Name of Guarantee	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]	UniCredit Bulbank and others	[19]
Collateralized money invested 88
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Goseong Green Power Co., Ltd.	[19]	Goseong Green Power Co., Ltd.	[19]	Goseong Green Power Co., Ltd.	[19]	Goseong Green Power Co., Ltd.	[19]	Goseong Green Power Co., Ltd.	[19]	Goseong Green Power Co., Ltd.	[19]
Amount of guarantees							₩ 276,085	[19]
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]
Collateralized money invested 89
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Gangneung Eco Power Co., Ltd.	[19]	Gangneung Eco Power Co., Ltd.	[19]	Gangneung Eco Power Co., Ltd.	[19]	Gangneung Eco Power Co., Ltd.	[19]	Gangneung Eco Power Co., Ltd.	[19]	Gangneung Eco Power Co., Ltd.	[19]
Amount of guarantees							₩ 227,683	[19]
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]
Collateralized money invested 90
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	PND Solar Co., Ltd.	[19]	PND Solar Co., Ltd.	[19]	PND Solar Co., Ltd.	[19]	PND Solar Co., Ltd.	[19]	PND Solar Co., Ltd.	[19]	PND Solar Co., Ltd.	[19]
Amount of guarantees							₩ 1,938	[19]
Business reserve payment guarantee
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 33,333
Name of Guarantee	Corporation and others		Corporation and others		Corporation and others		Corporation and others		Corporation and others		Corporation and others
Performance guarantees 15
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Principal obligor	Ibri III Solar IPP		Ibri III Solar IPP		Ibri III Solar IPP		Ibri III Solar IPP		Ibri III Solar IPP		Ibri III Solar IPP
Amount of guarantees | ر.ع.									ر.ع. 2,750
Name of Guarantee	Oman Power and Water Procurement Company SAOC		Oman Power and Water Procurement Company SAOC		Oman Power and Water Procurement Company SAOC		Oman Power and Water Procurement Company SAOC		Oman Power and Water Procurement Company SAOC		Oman Power and Water Procurement Company SAOC
Guarantees for Supplemental Funding 3 one
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees							₩ 0	[3]
Name of Guarantee	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]	Hana Bank and others	[3]
Debt guarantees 6
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 8,000	[1]
Name of Guarantee	Nonghyup Bank and others	[1]	Nonghyup Bank and others	[1]	Nonghyup Bank and others	[1]	Nonghyup Bank and others	[1]	Nonghyup Bank and others	[1]	Nonghyup Bank and others	[1]
Performance guarantees 16
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 17,300
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Collateralized money invested 91
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Hyundai Eco Energy Co., Ltd.	[19]	Hyundai Eco Energy Co., Ltd.	[19]	Hyundai Eco Energy Co., Ltd.	[19]	Hyundai Eco Energy Co., Ltd.	[19]	Hyundai Eco Energy Co., Ltd.	[19]	Hyundai Eco Energy Co., Ltd.	[19]
Amount of guarantees							₩ 9,159	[19]
Name of Guarantee	Samsung Life Insurance and others	[19]	Samsung Life Insurance and others	[19]	Samsung Life Insurance and others	[19]	Samsung Life Insurance and others	[19]	Samsung Life Insurance and others	[19]	Samsung Life Insurance and others	[19]
Collateralized money invested 92
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Jaeun Resident Wind Power Plant Co., Ltd.	[19]	Jaeun Resident Wind Power Plant Co., Ltd.	[19]	Jaeun Resident Wind Power Plant Co., Ltd.	[19]	Jaeun Resident Wind Power Plant Co., Ltd.	[19]	Jaeun Resident Wind Power Plant Co., Ltd.	[19]	Jaeun Resident Wind Power Plant Co., Ltd.	[19]
Amount of guarantees							₩ 0	[19]
Name of Guarantee	IBK	[19]	IBK	[19]	IBK	[19]	IBK	[19]	IBK	[19]	IBK	[19]
Collateralized money invested 93
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Chungsongmeon BongSan wind power Co., Ltd.	[19]	Chungsongmeon BongSan wind power Co., Ltd.	[19]	Chungsongmeon BongSan wind power Co., Ltd.	[19]	Chungsongmeon BongSan wind power Co., Ltd.	[19]	Chungsongmeon BongSan wind power Co., Ltd.	[19]	Chungsongmeon BongSan wind power Co., Ltd.	[19]
Amount of guarantees							₩ 2,304	[19]
Name of Guarantee	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]	Kyobo Life Insurance Co., Ltd. and others	[19]
Collateralized money invested 94
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Yeongam Solar Power Co., Ltd.	[19]	Yeongam Solar Power Co., Ltd.	[19]	Yeongam Solar Power Co., Ltd.	[19]	Yeongam Solar Power Co., Ltd.	[19]	Yeongam Solar Power Co., Ltd.	[19]	Yeongam Solar Power Co., Ltd.	[19]
Amount of guarantees							₩ 12,215	[19]
Name of Guarantee	Kookmin Bank and others	[19]	Kookmin Bank and others	[19]	Kookmin Bank and others	[19]	Kookmin Bank and others	[19]	Kookmin Bank and others	[19]	Kookmin Bank and others	[19]
Collateralized money invested 95
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Samsu Wind Power Co., Ltd.	[19]	Samsu Wind Power Co., Ltd.	[19]	Samsu Wind Power Co., Ltd.	[19]	Samsu Wind Power Co., Ltd.	[19]	Samsu Wind Power Co., Ltd.	[19]	Samsu Wind Power Co., Ltd.	[19]
Amount of guarantees							₩ 3,310	[19]
Name of Guarantee	Shinhan Bank and others	[19]	Shinhan Bank and others	[19]	Shinhan Bank and others	[19]	Shinhan Bank and others	[19]	Shinhan Bank and others	[19]	Shinhan Bank and others	[19]
Collateralized money invested 96
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Saemangeum Heemang Photovoltaic Co., Ltd.	[19]	Saemangeum Heemang Photovoltaic Co., Ltd.	[19]	Saemangeum Heemang Photovoltaic Co., Ltd.	[19]	Saemangeum Heemang Photovoltaic Co., Ltd.	[19]	Saemangeum Heemang Photovoltaic Co., Ltd.	[19]	Saemangeum Heemang Photovoltaic Co., Ltd.	[19]
Amount of guarantees							₩ 16,913	[19]
Name of Guarantee	Woori Bank and others	[19]	Woori Bank and others	[19]	Woori Bank and others	[19]	Woori Bank and others	[19]	Woori Bank and others	[19]	Woori Bank and others	[19]
Collateralized money invested 97
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]	Korea South-East Power Co., Ltd.	[19]
Name of Principal obligor	Nepal Water & Energy Development Company Private Limited	[19]	Nepal Water & Energy Development Company Private Limited	[19]	Nepal Water & Energy Development Company Private Limited	[19]	Nepal Water & Energy Development Company Private Limited	[19]	Nepal Water & Energy Development Company Private Limited	[19]	Nepal Water & Energy Development Company Private Limited	[19]
Amount of guarantees | $	$ 95,960	[19]
Name of Guarantee	International Finance	[19]	International Finance	[19]	International Finance	[19]	International Finance	[19]	International Finance	[19]	International Finance	[19]
Collateralized money invested 98
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.
Amount of guarantees							₩ 0
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized money invested 99
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.
Amount of guarantees							₩ 1,711
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized money invested 100
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Godeok Clean Energy Co., Ltd.		Godeok Clean Energy Co., Ltd.		Godeok Clean Energy Co., Ltd.		Godeok Clean Energy Co., Ltd.		Godeok Clean Energy Co., Ltd.		Godeok Clean Energy Co., Ltd.
Amount of guarantees							₩ 5,479
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized Money Invested 101
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.		Cheong-Song Noraesan Wind Power Co., Ltd.
Amount of guarantees							₩ 4,119
Name of Guarantee	Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others		Woori Bank and others
Collateralized Money Invested 102
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.		Gwangyang Green Energy Co., Ltd.
Amount of guarantees							₩ 23,781
Name of Guarantee	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Collateralized Money Invested 103
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.		Gangneung Sacheon Fuel Cell Co., Ltd.
Amount of guarantees							₩ 9,205
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized Money Invested 104
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.		Chuncheon Green Energy Co., Ltd.
Amount of guarantees							₩ 15,830
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized Money Invested 105
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.		Yangyang Suri Wind Power Co., Ltd.
Amount of guarantees							₩ 9,569
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized Money Invested 106
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.		Bigeum Resident Photovoltaic Power Co., Ltd.
Amount of guarantees							₩ 7,569
Name of Guarantee	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Collateralized Money Invested 107
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.		Songsan Green Energy Co., Ltd.
Amount of guarantees							₩ 11,450
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Collateralized Money Invested 108
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.		Changwon Nu-ri Energy Co., Ltd.
Amount of guarantees							₩ 9,485
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others
Payment Guarantees 6
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Principal obligor	KAS INVESTMENT II LLC	[16]	KAS INVESTMENT II LLC	[16]	KAS INVESTMENT II LLC	[16]	KAS INVESTMENT II LLC	[16]	KAS INVESTMENT II LLC	[16]	KAS INVESTMENT II LLC	[16]
Amount of guarantees | $	$ 9,730	[16]
Name of Guarantee	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]	WOORI AMERICA BANK	[16]
Payment guarantees 7
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]	Korea Hydro & Nuclear Power Co., Ltd.	[16]
Loan payment guarantee 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[20]	Korea East-West Power Co., Ltd.	[20]	Korea East-West Power Co., Ltd.	[20]	Korea East-West Power Co., Ltd.	[20]	Korea East-West Power Co., Ltd.	[20]	Korea East-West Power Co., Ltd.	[20]
Name of Principal obligor	Amaala Sustaninable Company for Energy LLC	[20]	Amaala Sustaninable Company for Energy LLC	[20]	Amaala Sustaninable Company for Energy LLC	[20]	Amaala Sustaninable Company for Energy LLC	[20]	Amaala Sustaninable Company for Energy LLC	[20]	Amaala Sustaninable Company for Energy LLC	[20]
Amount of guarantees | $	$ 38,054	[20]
Name of Guarantee	FAB	[20]	FAB	[20]	FAB	[20]	FAB	[20]	FAB	[20]	FAB	[20]
Performance guarantees 14
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Power Services Ltda.		KOSPO Power Services Ltda.		KOSPO Power Services Ltda.		KOSPO Power Services Ltda.		KOSPO Power Services Ltda.		KOSPO Power Services Ltda.
Name of Principal obligor	Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.		Kelar S.A.
Amount of guarantees | $	$ 1,348
Name of Guarantee	Scotia bank		Scotia bank		Scotia bank		Scotia bank		Scotia bank		Scotia bank
Performance guarantees 17
Disclosure of Guarantees provided between the related parties [Line Items]
Amount of guarantees | $	$ 600
Name of Guarantee	Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank		Shinhan Bank
Collateralized Money Invested 109
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Principal obligor	Imha Floating Photovoltaic Power Plant Inc.		Imha Floating Photovoltaic Power Plant Inc.		Imha Floating Photovoltaic Power Plant Inc.		Imha Floating Photovoltaic Power Plant Inc.		Imha Floating Photovoltaic Power Plant Inc.		Imha Floating Photovoltaic Power Plant Inc.
Amount of guarantees							₩ 5,627
Name of Guarantee	Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others		Hana Bank and others

[1]	The Company has issued a guaranteed letter of credit in the amount of USD 8,000 thousand under the interlender loan agreement with Santiago Solar Power SpA.
[2]	The credit limits of guarantees to RE Holiday Holdings LLC include the credit limits of guarantees to their subsidiaries.
[3]	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.
[4]	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.
[5]	Xe-Pian Xe-Namnoy Power Co., Ltd., an associate of the Company, has entered a contract to pay an incentive type of impounding bonus to SK Eco Plant Co., Ltd. when the Xe-Pian Xe-Namnoy Dam is completed. If Xe-Pian Xe-Namnoy Power Co., Ltd. fails to pay SK Eco Plant Co., Ltd., the Company guarantees the payment, and the amount is USD 5,000 thousand.
[6]	The payment guarantee is related to the gas combined cycle power project of South Jamaica Power Company Limited, a joint venture of the Company.
[7]	The payment guarantees for the water source modification cost of PT. Tanjung Power Indonesia, a joint venture of the Company, has not yet been executed.
[8]	The payment guarantee related to the gas combined cycle power project of South Jamaica Power Company Limited, a joint venture of the Company.
[9]	The Company provided an EBL payment and EBL hedging guarantee to Amaala Sustainable Company for Energy LLC, an associate of the Company.
[10]	The Company has provided a performance guarantee in connection with the Tafila Wind Power Project in Jordan.
[11]	The Company provided a payment guarantee to Chile Kelar project for opening L/C for Debt Service Reserve Account (DSRA), and others.
[12]	The Company provided a payment guarantee to Jordan Tafila wind power project for opening L/C for Debt Service Reserve Account (DSRA).
[13]	The Company has entered into an agreement prescribing the settlement of the estimated loss in case damages occur related to the fulfillment of the mandatory supply volume according to the mandatory supply agreement for coal ash.
[14]	Samcheok Eco Materials Co., Ltd., a joint venture of the Company has issued the hybrid bonds. If the bonds are not repaid by December 8, 2026, the parent company and shareholders except the parent company must purchase the bonds from the acquirer. As of December 31, 2024, derivative liabilities of ￦26,422 million were recognized in relation to this obligation.
[15]	Samcheok Eco Materials Co., Ltd., a joint venture of the Company has issued the hybrid bonds. If the bonds are not repaid by December 8, 2026, the parent company and shareholders must purchase the bonds from the acquirer. As of December 31, 2025, derivative liabilities of ￦23,494 million were recognized in relation to this obligation. Meanwhile, the Company has entered into an agreement to compensate for potential losses in connection with the fulfillment of the obligated supply volume under the coal ash supply obligation agreement.
[16]	The credit limits of guarantees to KAS INVESTMENT I LLC, KAS INVESTMENT II LLC include the credit limits of guarantees to their subsidiaries.
[17]	In accordance with the agreement, the Company has recognized the estimated amount required for the fulfillment of the obligation as other provisions, amounting to ￦13,498 million.
[18]	The Company recognized an impairment loss on all of the equity securities of Boim Combined Heat and Power Generation Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.
[19]	The agreement includes an obligation to contribute, in proportion to the equity interest, any excess amount over the threshold in the event that the non-recognized portion of the guaranteed company’s capital expenditure exceeds the prescribed limit.
[20]	The Company provided EBL payment and EBL hedging guarantee to Amaala Sustainable Company for Energy LLC, an associate of the Company.